UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-10631



Name of Fund: Master Institutional Money Market LLC Merrill Lynch Government

Portfolio Merrill Lynch Institutional Portfolio

Merrill Lynch Institutional Tax-Exempt Portfolio Merrill Lynch Premier

Institutional Portfolio Merrill Lynch Treasury Portfolio



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, Master Institutional Money Market LLC, 800 Scudders Mill Road,

Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: (800) 626-1960 Date of fiscal year end: 04/30 Date of reporting period: 07/01/2007 -- 06/30/2008



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended

June 30, 2008 with respect to which the registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Master Institutional Money Market LLC



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

Master Institutional Money Market LLC



Date: August 15, 2008